UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22434

                            del Rey Global Investors Funds

(Exact name of registrant as specified in charter)

6701 Center Drive West, Suite 655

                             Los Angeles, CA 90045

(Address of principal executive offices) (Zip code)

Corporation Service Company

Gerald W. Wheeler, Esq.

Chief Operating Officer

del Rey Global Investors, LLC

6701 Center Drive West, Suite 655

                             Los Angeles, CA 90045

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 649-1230

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments.

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund

SCHEDULE OF INVESTMENTS

August 31, 2012

	Number of Shares	Market Value	% of Net Assets
Investment Companies
Northern Institutional Funds - Treasury Portfolio	251,366	$251,366	4.1%
Total Investment Companies (Cost $251,366)
Total Value of Investments (Total Cost $251,366)		251,366	4.1%
Other Assets less Liabilities		5,936,529	95.9%
Net Assets		$6,187,895	100.0%

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the del Rey Monarch Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the del Rey Monarch Fund’s investments, which are carried at fair value, as of August 31, 2012.

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investment Companies	$251,366	$-	$-	$251,366

The Fund discloses transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on May 31, 2012. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

	BALANCE AS OF 5/31/12	REALIZED GAIN	REALIZED LOSS	CHANGE IN UNREALIZED APPRECIATION	CHANGE IN UNREALIZED DEPRECIATION	PURCHASES	SALES	TRANSFER INTO LEVEL 3	TRANSFER OUT OF LEVEL 3	BALANCE AS OF 8/31/12
Common Stock
Consumer Staples	$23,810	$-	$(60,608)	$42,678	$-	$-	$(5,880)	$-	$-	$-
Materials	48	-	(26,345)	26,297	-	-	-	-	-	-
										$-

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments for the Fund at August 31, 2012 were as follows:

Gross tax appreciation of investments	$-
Gross tax depreciation of investments	-
Net tax depreciation of investments	$-
Federal tax cost of investments	$251,366

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

del Rey Global Investors Funds

By:	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer (Principal Executive Officer)

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer (Principal Executive Officer)

Date:	September 26, 2012

By:	/s/ Gerald W. Wheeler
Gerald W. Wheeler, Chief Financial Officer (Principal Financial Officer)

Date:	September 26, 2012